Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Accrued Expenses and Other Payables
Amounts due to China Telecom Group	(i	)	1,813	1,838
Amounts due to China Tower			807	1,374
Amounts due to other telecommunications operators in the PRC			41	59
Accrued expenses	(ii	)	21,297	24,864
Value-added tax payable			797	645
Customer deposits and receipts in advance			66,418	69,915

			91,173	98,695

Notes:
(i)	Amounts due to China Telecom Group as of December 31, 2017 includes the consideration of the Eighth Acquisition amounting to RMB87, among which the consideration of the acquisition of Zhonghe Hengtai was fully paid by March 23, 2018, while the remaining consideration payable in respect of the acquisition of the Satcom Business had not been fully paid at the end of the reporting period.
(ii)	Accrued expenses as of December 31, 2017 includes the unpaid portion of consideration of the acquisition of non-controlling interest of a subsidiary of the Group amounting to RMB119, which has been fully settled on January 23, 2018.